PROVISION FOR ENVIRONMENTAL REHABILITATION (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of other provisions [line items]
Opening balance	R 682.6	R 553.4
Acquisition of FWGR	0.0	247.4
Unwinding of provision	52.0	66.3	R 45.6
Change in estimate of environmental rehabilitation recognised in profit or loss	(21.9)	(60.0)	(2.9)
Change in estimate of environmental rehabilitation cost recognised to decommissioning asset	(113.6)	(97.0)
Environmental rehabilitation payments	(30.2)	(27.5)
Closing balance	568.9	682.6	553.4
Environmental rehabilitation payments to reduce the liability	(30.2)	(27.5)
Ongoing rehabilitation expenditure	(24.3)	(18.3)
Total cash spent on environmental rehabilitation	54.5	45.8
To reduce decommissioning liabiliteis [member]
Disclosure of other provisions [line items]
Environmental rehabilitation payments	(22.1)	(16.6)
Environmental rehabilitation payments to reduce the liability	(22.1)	(16.6)
To reduce restoration liabilities [member]
Disclosure of other provisions [line items]
Environmental rehabilitation payments	(8.1)	(10.9)	(3.4)
Environmental rehabilitation payments to reduce the liability	R (8.1)	R (10.9)	R (3.4)